TRADING ASSETS	12 Months Ended
Dec. 31, 2011
Trading Securities Balance Sheet Reported Amounts [Abstract]
TRADING ASSETS
NOTE 9: TRADING ASSETS
Fair value of debt and equity assets held for trading purposes at December 31, comprised:
	As restated1
	2010	2011
	(EUR in thousands)
Greek government bonds	797,377	259,233
Debt securities issued by other governments and public sector entities	177,333	219,807
Debt securities issued by Greek financial institutions	300,041	44,395
Debt securities issued by foreign financial institutions	398,845	110,026
Corporate debt securities issued by Greek companies	16,956	10,876
Corporate debt securities issued by foreign companies	110,448	5,547
Equity securities issued by Greek companies	6,082	7,767
Equity securities issued by foreign companies	10,272	8,750
Greek treasury bills	934,552	2,268,222
Foreign treasury bills	13,562	24,057
Mutual fund units	19,854	5,408
Total	2,785,322	2,964,088
1 See Note 43 for more information

Net unrealized losses on trading assets (debt and equity) of EUR 78,316 thousand, EUR 288,545 thousand and EUR 713,711 thousand were included in net trading loss during 2009, 2010 and 2011, respectively.

During 2010, the Group, in accordance with its policy regarding transfers of investments between categories (see Note 3), and due to the crisis in the Greek bond markets, transferred certain trading securities to available-for-sale securities and to held-to-maturity securities with fair value at the date of reclassification as presented in the following table:

	As restated1
	Transferred to AFS	Transferred to HTM	Total
	(EUR in thousands)
Greek Government bonds	24,875	263,791	288,666
Debt securities issued by other government and public sector entities	29,376	-	29,376
Debt securities issued by Greek financial institutions	4,810	-	4,810
Corporate debt securities issued by Greek companies	141,320	-	141,320
Total	200,381	263,791	464,172
1 See Note 43 for more information